Convertible Notes Payable - Additional Information (Detail)																								1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 28, 2017 USD ($)	Nov. 15, 2017 USD ($) $ / shares shares	Nov. 06, 2017	Oct. 11, 2017 USD ($) d $ / shares shares	Oct. 10, 2017 USD ($) Investor shares	Sep. 21, 2017 USD ($) $ / shares	Sep. 15, 2017 USD ($) $ / shares shares	Aug. 28, 2017 USD ($) $ / shares shares	Aug. 04, 2017 USD ($) $ / shares	Jul. 07, 2017 USD ($) $ / shares	Jul. 02, 2017 USD ($) $ / shares	May 09, 2017 USD ($) $ / shares	Apr. 10, 2017 USD ($) $ / shares	Apr. 02, 2017 USD ($)	Mar. 13, 2017 USD ($) $ / shares	Mar. 02, 2017 USD ($) $ / shares	Feb. 10, 2017 USD ($) $ / shares	Feb. 01, 2017 USD ($) $ / shares	Jan. 12, 2017 USD ($) $ / shares	Jul. 21, 2016	Jul. 19, 2016	Jun. 13, 2016	Jun. 06, 2016 USD ($) Installment $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 28, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 $ / shares
Debt Instrument [Line Items]
Gain (loss) on warrant extinguishment		$ (21,000,000)																										$ 9,613,000		$ 0	$ 0
Warrant liability fair value adjustment																										$ (14,697,000)	$ (1,238,000)	(15,103,000)		(12,780,000)	(564,000)
Debt instrument, conversion price | $ / shares									$ 5,250.00	$ 12,250.00		$ 8,750.00	$ 10,500.00		$ 19,250.00	$ 24,500.00	$ 35,000.00	$ 56,000.00	$ 63,000.00
Reverse stock split ratio			0.0029																	0.0625
Conversion of convertible notes									$ 1,015,848	$ 2,000,000		$ 1,913,915	$ 3,621,286		$ 4,417,829	$ 125,999	$ 3,045,817	$ 544,000	$ 1,478,318							0	$ 12,210,000	40,121,000	$ 35,000,000	649,000	$ 0
Debt instrument extended prepayment date		Mar. 31, 2018
Derivative liability, at calculated fair value																										$ 4,200,000
Fair value of beneficial conversion feature of convertible note																												$ 4,908,000		$ 4,435,000
Minimum [Member]
Debt Instrument [Line Items]
Reverse stock split ratio																					0.1
Exercise price of warrants | $ / shares																								$ 281,750				$ 1,225		$ 281,750	$ 2,072,000	$ 4,900,000
Maximum [Member]
Debt Instrument [Line Items]
Reverse stock split ratio																					0.05
Exercise price of warrants | $ / shares																								$ 19,712,000				$ 19,712,000		$ 19,712,000	$ 19,712,000	$ 19,712,000
Additional Paid-in Capital [Member]
Debt Instrument [Line Items]
Fair value of beneficial conversion feature of convertible note																												$ 4,908,000		$ 4,435,000
Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred stock redemption price per share | $ / shares											$ 0.001
Series C Preferred Shares [Member]
Debt Instrument [Line Items]
Preferred stock redemption price per share | $ / shares						$ 1,000.00
Payment for redemption of preferred stock																												$ 590,000		0	$ 0
Conversion of convertible notes						$ 500,000
Restructuring Agreement [Member]
Debt Instrument [Line Items]
Gain (loss) on warrant extinguishment					$ (2,300,000)
Initial release of restricted cash								$ 1,650,000
Conversion of convertible notes								$ 1,200,000
Restructuring Agreement [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred stock redemption price per share | $ / shares								$ 4.20
Restructuring Agreement [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Payment for redemption of preferred stock								$ 2,006,000
Restructuring Agreement [Member] | Investor [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Number of preferred stock | shares								4,200
Restructuring Agreement [Member] | Investor [Member] | Series B Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Number of preferred stock | shares								2,006
Restructuring Agreement [Member] | Investor [Member] | Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of notes								$ 11,444,637
Additional Restructuring [Member]
Debt Instrument [Line Items]
Shares issuable upon warrants exercised | shares							2,125
Reverse stock split ratio							20
Gain (loss) on warrant extinguishment							$ 1,900,000
Loss on debt settlement							$ 1,200,000
Additional Restructuring [Member] | New Warrants [Member]
Debt Instrument [Line Items]
Warrants expiry period							42 months
Exercise price of warrants | $ / shares							$ 61,250
Amendment to Restructuring Agreement [Member]
Debt Instrument [Line Items]
Shares issuable upon warrants exercised | shares																												735
Exercise price of warrants | $ / shares																												$ 61,250
Loss on debt settlement				$ 300,000
Warrants issued to purchase Common Stock | shares				127,551	225																							255
Extinguishment of remaining outstanding obligations under notes	$ 300,000			$ 2,300,000
Loss on debt settlements by issuing warrants				300,000
Term period for warrants																												4 years 6 months
Amendment to Restructuring Agreement [Member] | Series C Preferred Shares [Member]
Debt Instrument [Line Items]
Redemption of shares outstanding for cash payment				$ 590,000
Exchange Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount of notes		$ 10,562,425
Exercise price of warrants | $ / shares		$ 1,225
Number of Notes investors entered into agreement	2	2																											2
Warrants issued to purchase Common Stock | shares		14,000
Extinguishment of remaining outstanding obligations under notes	$ 3,000,000
Term period for warrants		5 years
Debt instrument date of agreement	Dec. 28, 2017	Nov. 15, 2017
Release of restrictions on restricted cash held in control accounts	$ 2,046,898
Cash payment to investors from restricted cash held	829,831
Loss on debt settlements by issuing shares and debt	$ 3,700,000
Exchange Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of beneficial ownership by investor of issued and outstanding stock	4.90%
Exchange Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of beneficial ownership by investor of issued and outstanding stock	9.90%
Securities Purchase Agreement [Member] | Warrant Repurchase Agreements [Member]
Debt Instrument [Line Items]
Aggregate amount to be paid in exchange for cancellation of warrants														$ 7,900,000											$ 7,900,000
Gain (loss) on warrant extinguishment														9,600,000
Warrant liability fair value adjustment														$ 17,500,000
Series C Warrants [Member]
Debt Instrument [Line Items]
Aggregate amount to be paid in exchange for cancellation of warrants																												$ 7,876,000		0	0
Release of restrictions on restricted cash held in control accounts																												$ 7,876,000		$ 0	$ 0
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Additional issuance of common stock purchase price per share | $ / shares																							$ 0.01
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Warrant Repurchase Agreements [Member]
Debt Instrument [Line Items]
Aggregate amount to be paid in exchange for cancellation of warrants																									7,900,000
Senior Secured Convertible Notes [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of convertible notes											$ 4,200,000
Senior Secured Convertible Notes [Member] | Amendment to Restructuring Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, conversion price | $ / shares				$ 0.05
Number of Notes investors entered into agreement | Investor					2
Conversion of convertible notes					$ 279,015
Conversion price of debt instrument to purchase price of common stock percentage.				200.00%
Debt instrument, maturity description																												The maturity date (as defined in the notes) shall automatically be extended to the earlier to occur of (x) the first anniversary of the date of consummation of the offering contemplated by the registration statement and (y) December 30, 2018
Debt instrument maturity date				Dec. 30, 2018
Debt instrument, deferred description																												until the earlier of (x) this maturity date and (y) the 75th calendar day after the date of consummation of the offering contemplated by the registration statement, all installments to be made under the notes shall be deemed automatically deferred with no conversions during that 75 day period
Debt instrument, conversion treshhold days | d				75
Debt instrument, redemption description																												The Company agreed to redeem any portion of the outstanding notes at any time requested by either investor thereto with $7.3 million in cash to be reduced by $0.6 million to redeem the Series C Preferred Stock remaining in the restricted accounts with respect to the 2016 convertible notes
Redemption of outstanding debt instrument for cash				$ 7,300,000
Senior Secured Convertible Notes [Member] | Amendment to Restructuring Agreement [Member] | Series C Preferred Shares [Member]
Debt Instrument [Line Items]
Cash held in the restricted accounts				$ 600,000
Senior Secured Convertible Notes [Member] | Exchange Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, principal face amount		$ 10,600,000
Gain (loss) on warrant extinguishment		(19,000,000)
Aggregate principal amount of notes		11,157,970
Fair value of new notes including conversion feature		15,200,000
Debt instrument, fair value		10,300,000
Senior Secured Convertible Notes [Member] | Exchange Agreement [Member] | Additional Paid-in Capital [Member]
Debt Instrument [Line Items]
Fair value of beneficial conversion feature of convertible note	$ 4,900,000
Senior Secured Convertible Notes [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, principal face amount																							$ 35,000,000
Debt discount on senior notes																							$ 2,800,000					$ 35,000,000
Proceeds from issuance of notes available for general corporate purposes																								$ 3,000,000
Amortization payments number of equal installments | Installment																							14
Period after original date of issuance of notes for which amortization payment begins																						7 months
Debt instrument, original issuance date																						Jun. 13, 2016
Debt instrument, conversion price | $ / shares																							$ 8,537,775
Beneficial conversion feature																												4,400,000
Debt discount amortization																												35,000,000
Debt issuance costs																												$ 2,200,000
Senior Secured Convertible Notes [Member] | Series C Warrants [Member]
Debt Instrument [Line Items]
Debt instrument, principal face amount																									$ 35,000,000
Senior Secured Convertible Notes [Member] | Series C Warrants [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Proceeds from issuance of notes and warrants																							$ 32,200,000
Debt discount on senior notes																							$ 27,800,000
Shares issuable upon warrants exercised | shares																							40
Senior Secured Convertible Notes [Member] | Warrants [Member] | Exchange Agreement [Member]
Debt Instrument [Line Items]
Derivative liability, at calculated fair value		$ 14,400,000
Restricted Notes [Member] | Restructuring Agreement [Member] | Investor [Member] | Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of notes								10,092,857
Unrestricted Notes [Member] | Restructuring Agreement [Member] | Investor [Member] | Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of notes								1,351,780
Cancellation Note [Member] | Restructuring Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal of notes cancelled								$ 1,200,000
Redemption Notes [Member] | Additional Restructuring [Member]
Debt Instrument [Line Items]
Debt instrument, principal face amount							$ 4,000,000
Debt instrument, redemption price							6,436,852.80
Exchange Notes [Member] | Additional Restructuring [Member]
Debt Instrument [Line Items]
Debt instrument, principal face amount							$ 2,436,852.80
Exchange Notes [Member] | Additional Restructuring [Member] | New Warrants [Member]
Debt Instrument [Line Items]
Common stock shares purchased | shares							114,286
New Notes [Member] | Exchange Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, conversion price | $ / shares		$ 750.00
Extinguishment of remaining outstanding obligations under notes	$ 3,027,408
Debt instrument conversion price of lowest vwap for common stock percentage		82.00%
Debt instrument conversion price of lowest vwap for common stock in event of default percentage		75.00%